Cover	Sep. 25, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Current Report on Form 8-K/A amends the Current Report on Form 8-K which was filed with the Securities and Exchange Commission on October 1, 2025 by Splash Beverage Group, Inc. (the “Company”), solely for the purpose of correcting a scriveners error under Item 5.02(e) with respect to the reference to the securities exchange on which the Company’s common stock is listed.
Document Period End Date	Sep. 25, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40471
Entity Registrant Name	SPLASH BEVERAGE GROUP, INC.
Entity Central Index Key	0001553788
Entity Tax Identification Number	34-1720075
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1314 East Las Olas Blvd
Entity Address, Address Line Two	Suite 221
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33316
City Area Code	(954)
Local Phone Number	745-5815
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SBEV
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false